Leases - Schedule of Weighted Average Operating Leases (Details)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases, Weighted-average remaining lease term	4 years 5 months 4 days	1 year 3 days
Operating leases, Weighted-average discount rate	4.80%	6.20%